UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:  333-285406-01
Central Index Key Number of the issuing entity:   0002066712

Harley-Davidson Motorcycle Trust 2025-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:  333-285406
Central Index Key Number of the depositor:  0001114926

Harley-Davidson Customer Funding Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001033232

Harley-Davidson Credit Corp.
(Exact name of sponsor as specified in its charter)

William S. Jue, General Counsel, (312) 368-9501 Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION INCLUDED WITH THIS FORM

Item 1.	The Asset Data File required to be filed in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)) is attached as Exhibit 102 to this Form ABS-EE.

Item 2.	The Asset Related Document required to be filed in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)) is attached as Exhibit 103 to this Form ABS-EE.

EXHIBIT INDEX

Exhibit No.	Document
Exhibit 102	Asset Data File (Schedule AL)

Exhibit 103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

HARLEY-DAVIDSON CUSTOMER FUNDING CORP.
(Depositor)

By: /s/ David Viney
Name: David Viney
Title: Vice President and Treasurer

August 26, 2025